Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Warrant Liabilities [Abstract]
Schedule of Movement of Warrant Liability

The following table summarizes the Company’s outstanding warrant liabilities by warrant type as of December 31, 2025 and 2024:

	2025			2024
	BCA Warrants	Amended BlackRock Warrant	Total Warrant Liabilities	BCA Warrants	BlackRock Warrant	Total Warrant Liabilities
Balance as of January 1,	19,390	461	19,851	5,370	-	5,370
Issuance of warrants	-	122	122	-	294	294
Fair value loss on warrant liability	12,280	14	12,294	15,364	167	15,531
Exercise of public and private warrants	(17,789)	-	(17,789)	(1,344)	-	(1,344)
Balance as of December 31,	13,881	597	14,478	19,390	461	19,851
The movement of the warrant liabilities during the years ended December 31, 2025 and 2024 is illustrated below:

	2025		2024
	Warrant liabilities	Number of outstanding warrants	Warrant liabilities	Number of outstanding warrants
Balance as of January 1,	19,851	4,018,384	5,370	4,254,096
Issuance of warrants	122	15,989	294	43,321
Fair value loss on warrant liability	12,294	-	15,531	-
Exercise of public and private warrants	(17,789)	(1,929,467)	(1,344)	(279,033)
Balance as of December 31,	14,478	2,104,906	19,851	4,018,384

Schedule of Fair Value of Warrant Estimated on its Grant Date Using the Black Scholes Option Pricing Model

The following assumptions were used in the Black-Scholes option-pricing model for determining the fair value of the BlackRock Warrant as of initial issuance date, December 31, 2024, Amended BlackRock Warrant issuance date and December 31, 2025 as indicated:

	December 31, 2025	July 31, 2025	December 31, 2024	May 29, 2024
Share price on valuation date	USD 19.97 (CHF 15.83)	USD 17.64 (CHF 14.34)	USD 17.00 (CHF 15.38)	USD 11.93 (CHF 10.88)
Expected volatility (%) (1)	82.52-85.13	88.53	94.32	85.56
Expected term (years) (2)	2.71-3.29	3.50	3.21	3.50
Risk-free interest rate (%) (3)	3.53-3.58	3.91	4.28	4.75
Dividend yield (%)	0.00	0.00	0.00	0.00

(1) The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry.

(2) The expected term represents the period that the BlackRock Warrant is expected to be outstanding.

(4) The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected terms.